UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21682

BB&T Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC		27626-0575
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 228-1872

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

BB&T Large Cap VIF

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

		Fair
	Shares	Value
Common Stocks (95.2%)
Consumer Discretionary (11.8%)
Gannett Co., Inc.	46,906	$2,665,668
Mattel, Inc.	72,315	1,424,606
Target Corp.	27,810	1,536,503
Tiffany & Co.	117,700	3,907,639
V.F. Corp.	17,174	1,252,843
Walt Disney Co. (The)	108,110	3,341,680
		14,128,939
Consumer Staples (5.2%)
Altria Group, Inc.	23,052	1,764,631
Kimberly-Clark Corp.	45,980	3,005,252
Sara Lee Corp.	94,452	1,517,844
		6,287,727
Energy (11.0%)
Anadarko Petroleum Corp.	36,428	1,596,639
ChevronTexaco Corp.	54,300	3,521,898
ConocoPhillips	44,028	2,620,987
Duke Energy Corp.	40,253	1,215,641
Exxon Mobil Corp.	48,182	3,233,012
Schlumberger, Ltd.	15,968	990,495
		13,178,672
Financials (21.9%)
AMBAC Financial Group, Inc.	15,450	1,278,488
American International Group, Inc.	30,200	2,001,052
Bank of New York Co., Inc. (The)	41,500	1,463,290
CitiGroup, Inc.	67,433	3,349,397
Fannie Mae	34,265	1,915,756
JPMorgan Chase & Co.	84,390	3,962,955
Lincoln National Corp.	19,727	1,224,652
Merrill Lynch & Co., Inc.	31,500	2,463,930
Northern Trust Corp.	42,700	2,494,961
St. Paul Travelers Cos., Inc. (The)	49,651	2,328,135
Washington Mutual, Inc.	52,894	2,299,302
Wells Fargo & Co.	36,194	1,309,499
		26,091,417
Health Care (14.6%)
Abbott Laboratories	30,200	1,466,512
Amgen, Inc. (a)	52,388	3,747,313
Bristol-Myers Squibb Co.	38,769	966,123
Johnson & Johnson	48,203	3,130,303
Merck & Co., Inc.	84,262	3,530,578
Pfizer, Inc.	122,174	3,464,855
Wyeth	23,900	1,215,076
		17,520,760
Industrials (3.3%)
Emerson Electric Co. (The)	6,881	577,041
General Electric Co.	17,465	616,515
Parker-Hannifin Corp.	19,200	1,492,415
Pitney Bowes, Inc.	29,100	1,291,167
		3,977,138

Information Technology (14.2%)
Automatic Data Processing, Inc.	23,686	1,121,295
Cisco Systems, Inc. (a)	174,978	4,024,494
Dell, Inc. (a)	141,151	3,223,889
First Data Corp.	25,283	1,061,886
Intel Corp.	234,273	4,818,995
Microsoft Corp.	40,300	1,101,399
Time Warner, Inc.	93,812	1,710,193
		17,062,151
Materials (3.7%)
Air Products & Chemicals, Inc.	20,800	1,380,496
Alcoa, Inc.	41,916	1,175,325
Weyerhaeuser Co.	31,021	1,908,722
		4,464,543
Telecommunication Services (6.7%)
AT&T, Inc.	69,799	2,272,655
BellSouth Corp.	29,940	1,279,935
Nokia Corp., ADR	91,484	1,801,320
Verizon Communications, Inc.	71,025	2,637,159
		7,991,069
Utilities (2.8%)
NiSource, Inc.	89,504	1,945,817
SCANA Corp.	14,549	585,888
Xcel Energy, Inc.	38,469	794,385
		3,326,090
Total Common Stocks (Cost $93,140,328)		114,028,506

Repurchase Agreement (4.8%)
U.S. Bank N.A., 5.05%, dated 9/29/06, maturing 10/2/06, with a maturity value of $5,729,931 (Collateralized fully by U.S. Government Agencies)	$5,727,521	5,727,521

Total Repurchase Agreement (Cost $5,727,521)		5,727,521

Total Investments (Cost $98,867,849) - (100.0%)		$119,756,027

Percentages indicated are based on net assets of $119,784,881.

See footnote legend to the Schedules of Portfolio Investments.
See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

		Fair
	Shares	Value
Common Stocks (91.8%)
Consumer Discretionary (20.6%)
AnnTaylor Stores Corp. (a)	15,000	$627,900
Circuit City Stores, Inc.	26,500	665,415
Coach, Inc. (a)	23,000	791,200
Coldwater Creek, Inc. (a)	27,800	799,528
Crocs, Inc. (a)	17,900	607,705
Focus Media Holding, Ltd., ADR (a)	7,000	405,440
GameStop Corp., Class A (a)	21,500	995,020
Guess?, Inc. (a)	14,750	715,818
Hilton Hotels Corp.	24,300	676,755
Nutri/System, Inc. (a)	16,000	996,639
Tam SA, ADR (a)	14,850	473,715
Tween Brands, Inc. (a)	12,300	462,480
		8,217,615
Consumer Staples (1.6%)
Corn Products International, Inc.	19,600	637,784
Energy (3.4%)
Cameco Corp.	15,100	552,207
Cameron International Corp. (a)	8,650	417,882
TETRA Technologies, Inc. (a)	15,400	372,064
		1,342,153
Financials (16.3%)
Affiliated Managers Group, Inc. (a)	10,000	1,001,100
AllianceBernstein Holding L.P.	16,500	1,138,335
Amvescap PLC ADR	27,000	591,840
Bear Stearns Cos., Inc. (The)	3,250	455,325
Chicago Mercantile Exchange Holdings, Inc.	1,325	633,681
Host Marriott Corp.	25,700	589,301
International Securities Exchange	15,700	736,173
Holdings, Inc.
Legg Mason, Inc.	5,950	600,117
NASDAQ Stock Market, Inc. (a)	25,500	771,120
		6,516,992
Health Care (14.2%)
Celgene Corp. (a)	14,900	645,170
Covance, Inc. (a)	11,700	776,646
Express Scripts, Inc. (a)	3,825	288,749
Humana, Inc. (a)	14,850	981,436
Intuitive Surgical, Inc. (a)	3,800	400,710
Medco Health Solutions, Inc. (a)	5,200	312,572
Pharmaceutical Product Development, Inc.	16,500	588,885
ResMed, Inc. (a)	10,150	408,538
Respironics, Inc. (a)	20,500	791,505
Wellcare Health Plans, Inc. (a)	8,300	470,029
		5,664,240
Industrials (7.4%)
Corrections Corporation of America (a)	17,625	762,281
Gol-Linhas Aereas Inteligentes, ADR	20,850	716,198
Manitowoc Company, Inc.	14,000	627,060

McDermott International, Inc. (a)	9,700	405,460
Precision Castparts Corp.	6,750	426,330
		2,937,329
Information Technology (17.9%)
Activision, Inc. (a)	39,750	600,225
Amdocs, Ltd. (a)	17,400	689,040
Amphenol Corp., Class A	13,300	823,669
Anixter International, Inc.	10,300	581,641
Cognizant Technology Solutions Corp., Class A (a)	10,000	740,600
Harris Corp.	12,550	558,350
MEMC Electronic Materials, Inc. (a)	17,600	644,688
Micron Technology, Inc. (a)	43,000	748,200
MICROS Systems, Inc. (a)	11,900	582,148
THQ Inc. (a)	20,600	600,902
Varian Semiconductor Equipment	16,250	596,375
Associates, Inc. (a)
		7,165,838
Materials (3.9%)
Airgas, Inc.	12,000	434,040
Spansion, Inc., Class A (a)	39,200	653,464
Titanium Metals Corp. (a)	18,100	457,568
		1,545,072
Telecommunication Services (4.8%)
American Tower Corp., Class A (a)	23,000	839,500
NII Holdings, Inc. (a)	17,150	1,066,044
		1,905,544
Utilities (1.7%)
Allegheny Energy, Inc. (a)	16,750	672,848
Total Common Stocks (Cost $30,944,208)		36,605,415

Exchange Traded Funds (4.0%)
iShares Russell Midcap Growth Index Fund	16,300	1,573,439

Total Exchange Traded Funds (Cost $1,544,196)		1,573,439

Repurchase Agreement (2.5%)
U.S. Bank N.A., 5.05%, dated 9/29/06, maturing 10/2/06, with a maturity value of $1,003,637 (Collateralized fully by U.S. Government Agencies)	$1,003,215	1,003,215

Total Repurchase Agreement (Cost $1,003,215)		1,003,215

Total Investments (Cost $33,491,619) - (98.3%)		$39,182,069

Percentages indicated are based on net assets of $39,858,934.

See footnote legend to the Schedules of Portfolio Investments.
See accompanying notes to the Schedules of Portfolio Investments.

BB&T Large Cap Growth VIF

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

		Fair
	Shares	Value
Common Stocks (89.2%)
Consumer Discretionary (13.7%)
American Eagle Outfitters, Inc.	3,700	$162,171
Best Buy, Inc.	3,450	184,782
Coach, Inc. (a)	6,600	227,039
Comcast Corp., Class A (a)	5,550	204,518
Federated Department Stores, Inc.	3,850	166,359
Fomento Economico Mexicano SA, ADR	1,750	169,645
Hilton Hotels Corp.	7,100	197,735
J. C. Penney, Inc.	2,425	165,846
Polo Ralph Lauren Corp.	2,200	142,318
Starbucks Corp. (a)	5,375	183,019
		1,803,432
Consumer Staples (4.9%)
Archer-Daniels-Midland Co.	4,850	183,718
Hansen Natural Corp. (a)	4,850	157,528
PepsiCo, Inc.	2,500	163,150
Procter & Gamble Co.	2,200	136,356
		640,752
Energy (3.0%)
Cameco Corp.	4,575	167,308
FPL Group, Inc.	2,050	92,250
Schlumberger, Ltd.	2,200	136,466
		396,024
Financials (9.3%)
Affiliated Managers Group, Inc. (a)	1,975	197,717
American International Group, Inc.	2,175	144,116
Bear Stearns Cos., Inc. (The)	950	133,095
Chicago Mercantile Exchange Holdings, Inc.	453	216,647
Goldman Sachs Group, Inc. (The)	1,150	194,546
Merrill Lynch & Co., Inc.	2,500	195,550
Schwab (Charles) Corp.	7,650	136,935
		1,218,606
Health Care (17.8%)
AmerisourceBergen Corp.	2,850	128,820
Amgen, Inc. (a)	1,773	126,823
Amylin Pharmaceuticals, Inc. (a)	4,100	180,687
Celgene Corp. (a)	4,450	192,685
Fisher Scientific International, Inc. (a)	1,800	140,832
Genentech, Inc. (a)	1,675	138,523
Gilead Sciences, Inc. (a)	3,100	212,970
Humana, Inc. (a)	3,700	244,532
Medco Health Solutions, Inc. (a)	2,150	129,237
Novartis AG, ADR	4,025	235,220
Schering-Plough Corp.	6,000	132,540
Stericycle, Inc. (a)	2,400	167,496
Wellpoint, Inc. (a)	1,700	130,985
Wyeth	3,500	177,940
		2,339,290

.

Industrials (11.4%)
Akamai Technologies, Inc. (a)	5,000	249,950
Danaher Corp.	3,004	206,285
FedEx Corp.	1,368	148,674
FirstEnergy Corp.	1,700	94,962
General Electric Co.	3,900	137,670
McDermott International, Inc. (a)	3,850	160,930
Monster Worldwide, Inc. (a)	4,300	155,617
Precision Castparts Corp.	2,150	135,794
United Technologies Corp.	3,200	202,720
		1,492,602
Information Technology (21.0%)
Advanced Micro Devices, Inc. (a)	5,200	129,220
Agilent Technologies, Inc. (a)	3,825	125,039
Amphenol Corp., Class A	4,350	269,395
Apple Computer, Inc. (a)	2,850	219,536
Cisco Systems, Inc. (a)	6,400	147,200
Cognizant Technology Solutions Corp.,	2,775	205,517
Class A (a)
Google, Inc . (a)	355	142,675
Hewlett-Packard Co.	7,125	261,415
MEMC Electronic Materials, Inc. (a)	5,850	214,286
Micron Technology, Inc. (a)	13,900	241,860
Microsoft Corp.	7,000	191,310
Motorola, Inc.	8,200	205,000
Oracle Corp. (a)	16,800	298,031
QUALCOMM, Inc.	3,250	118,138
		2,768,622
Telecommunication Services (8.1%)
America Movil SA de CV, Series L, ADR	6,100	240,157
American Tower Corp., Class A (a)	6,150	224,475
AT&T, Inc.	5,200	169,312
NII Holdings, Inc. (a)	3,950	245,532
Nokia Corp., ADR	9,200	181,148
		1,060,624
Total Common Stocks (Cost $10,236,854)		11,719,952

Exchange Traded Funds (3.9%)
iShares Russell 1000 Growth Index Fund	10,000	521,600

Total Exchange Traded Funds (Cost $508,236)		521,600

Repurchase Agreement (7.6%)
U.S. Bank N.A., 5.05%, dated 9/29/06, maturing 10/2/06, with a maturity value of $992,719 (Collateralized fully by U.S. Government Agencies)	$992,301	992,301

Total Repurchase Agreement (Cost $992,301)		992,301

Total Investments (Cost $11,737,391) - (100.7%)		$13,233,853

Percentages indicated are based on net assets of $13,142,983.

See footnote legend to the Schedules of Portfolio Investments.
See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

		Fair
	Shares	Value
Affiliated Investment Companies (100.1%)
BB&T Equity Index Fund, Class A	233,612	$2,095,500
BB&T International Equity Fund, Institutional Class	212,206	2,383,070
BB&T Large Cap Fund, Institutional Class	252,306	5,141,994
BB&T Large Cap Growth Fund, Institutional Class	359,783	3,270,429
BB&T Mid Cap Growth Fund, Institutional Class	57,728	755,656
BB&T Mid Cap Value Fund, Institutional Class	83,854	1,135,389
BB&T Small Cap Fund, Institutional Class	79,614	1,209,342
BB&T U.S. Treasury Money Market Fund, Institutional Class	601,822	601,822
Total Affiliated Investment Companies (Cost $13,837,673)		16,593,202

Total Investments (Cost $13,837,673) - (100.1%)		$16,593,202

Percentages indicated are based on net assets of $16,581,024.

See footnote legend to the Schedules of Portfolio Investments.
See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

		Fair
	Shares	Value
Common Stocks (94.5%)
Brazil (3.1%)
Aracruz Celulose SA, ADR	25,000	$1,244,250
Consumer Discretionary (16.5%)
Comcast Corp., Class A (a)	44,000	1,621,399
Costco Wholesale Corp.	15,500	770,040
Laureate Education, Inc. (a)	23,515	1,125,428
News Corp., Class A	63,840	1,254,456
WCI Communities, Inc. (a)	36,440	635,514
YUM! Brands, Inc.	23,900	1,243,995
		6,650,832
Consumer Staples (3.3%)
Smithfield Foods, Inc. (a)	49,100	1,326,682
Energy (16.2%)
Apache Corp.	22,300	1,409,360
CONSOL Energy, Inc.	43,500	1,380,255
Noble Corp.	23,000	1,476,140
Pioneer Natural Resources Co.	22,700	888,024
Weatherford International, Ltd. (a)	32,800	1,368,416
		6,522,195
Financials (5.6%)
Markel Corp. (a)	2,600	1,067,716
Wells Fargo & Co.	32,500	1,175,850
		2,243,566
Health Care (14.9%)
Amgen, Inc. (a)	14,000	1,001,420
Bard (C.R.), Inc.	15,250	1,143,750
Emdeon Corp. (a)	104,448	1,223,086
KOS Pharmaceuticals, Inc. (a)	31,155	1,539,681
MedCath Corp. (a)	23,683	712,621
UnitedHealth Group, Inc.	7,800	383,760
		6,004,318
Industrials (15.9%)
Dow Chemical Co. (The)	38,500	1,500,730
J.B. Hunt Transport Services, Inc.	39,500	820,415
L-3 Communications Holdings, Inc.	17,500	1,370,775
Nalco Holdings Co. (a)	80,330	1,487,712
PACCAR, Inc.	21,000	1,197,420
		6,377,052
Information Technology (15.7%)
Activision, Inc. (a)	48,700	735,370
ARM Holdings PLC, ADR	218,168	1,431,182
Checkfree Corp. (a)	21,675	895,611
Digital Insight Corp. (a)	18,960	555,907
Fair Issac Corp.	29,600	1,082,472
Symantec Corp. (a)	75,850	1,614,088
		6,314,630
Telecommunication Services (3.3%)
XM Satellite Radio Holdings, Inc., Class A (a)	102,390	1,319,807

Total Common Stocks (Cost $32,392,843)		38,003,332

Repurchase Agreement (5.4%)
U.S. Bank N.A., 5.05%, dated 9/29/06, maturing 10/2/06, with a maturity value of $2,163,686 (Collateralized fully by U.S. Government Agencies)	$2,162,776	2,162,776

Total Repurchase Agreement (Cost $2,162,776)		2,162,776

Total Investments (Cost $34,555,619) - (99.9%)		$40,166,108

Percentages indicated are based on net assets of $40,210,339.

See footnote legend to the Schedules of Portfolio Investments.
See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

	Shares or	Principal
	Principal	Amount or
	Amount	Fair Value
Corporate Bonds (37.5%)
Aerospace & Defense (0.4%)
Raytheon Co., 6.15%, 11/1/08	85,000	$86,466
Airlines (0.7%)
Southwest Airlines Co., 5.25%, 10/1/14	155,000	151,244
Auto - Cars/Light Trucks (0.6%)
DaimlerChrysler, 4.875%, 6/15/10	125,000	121,450
Banking & Financial Services (27.7%)
American Express Credit Account Master Trust, 5.33%, 3/15/11 (c)	100,000	99,854
Bank of America Commercial Mortgage, Inc., 4.81%, Series 2004-6, Class A5, 12/10/42	87,000	84,012
Bank of America Corp., 4.25%, 10/1/10 (c)	35,000	33,924
Bank of America Corp., 5.39%, Series 2006-5, Class A3, 2/10/14 (b)	129,000	129,650
Boeing Capital Corp., 7.375%, 9/27/10	155,000	167,098
Centex Home Equity, Series 2005-C, Class AF6, 4.64%, 6/25/35	184,000	179,052
Chase Credit Card Master Trust, Series 2003-3, Class A, 5.44%, 10/15/10 (c)	120,000	120,220
Chase Funding Mortgage Loan Asset-Backed, 5.42%, Series 2003-4, Class 1A5, 12/10/42	345,000	342,553
CIT Group, Inc., 5.00%, 2/13/14	82,000	79,270
CitiGroup Credit Card Issuance Trust, 5.61%, Series 2003-A1, Class A1 1/15/10 (c)	20,000	20,029
Countrywide Asset-Backed Certificates, 5.70%, 8/25/34, Series 2004-3, Class 3A3 (c)	490,000	491,812
Countrywide Asset-Backed Certificates, 5.53%, 10/25/35, Series 2005-4, Class 3AV2 (c)	246,665	246,897
Countrywide Asset-Backed Certificates, 6.05%, Series 2006-11, Class 1AF3, 9/25/46	220,000	223,008
CS First Boston Mortgage Securities Corp., 3.52%, Series 2004-C1, Class A2, 1/15/37	250,000	242,651
ERP Operating LP, 5.125%, 3/15/16	100,000	96,601
Gatx Financial Corp., 5.125%, 4/15/10	192,000	189,683
General Electric Capital Commercial Mortgage Corp., 3.915%, Series 2004-C1, Class A2, 11/10/38	310,000	299,348
Goldman Sachs Group, Inc., 5.125%, 1/15/15	110,000	106,645

JPMorgan Chase Commercial Mortgage Securities, 5.41%, Series 2005-A816, Class 1A1, 11/25/35	320,000	315,850
JPMorgan Chase Commercial Mortgage Securities, 5.58%, Series 2006-CB16, Class A3B, 5/12/45	168,000	169,935
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14, Series MTNG	163,000	156,362
Merrill Lynch & Co., 6.00%, 2/17/09	190,000	193,154
Merrill Lynch/Countrywide Commercial Mortgage, 5.39%, 7/12/46	100,000	100,546
Morgan Stanley, 4.25%, 5/15/10	195,000	188,569
Residential Asset Mortgage Products, Inc., 5.58%, Series 2005-RZ4, Class A2, 11/25/35 (c)	480,000	480,880
Residential Asset Securities Corp., 5.48%, 7/25/35, Series 2005-KS6, Class A2 (c)	408,000	408,177
Structured Asset Investment Loan Trust, 5.54%, Series 2005-11, Class A6, 1/25/36 (c)	170,000	170,355
Synovus Financial Corp., 4.875%, 2/15/13	147,000	143,526
Wachovia Corp., 4.375%, 6/1/10	140,000	136,673
Wells Fargo Co., 5.30%, 8/26/11	210,000	211,403
Wells Fargo Home Equity Trust, Series 2004-2, Class AI3, 3.97%, 9/25/24	180,000	176,212
		6,003,949
Correctional Institutions (0.5%)
Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/09 @ 103.125	102,000	99,960
Information Technology (2.2%)
Cisco Systems Inc., 5.50%, 2/1/16	100,000	100,795
Electric Data Systems, Series B, 6.50%, 8/1/13	195,000	197,813
Oracle Corp., 5.00%, 1/15/11	190,000	188,185
		486,793
Office Automation & Equipment (0.2%)
Xerox Corp., 6.40%, 3/15/16	50,000	49,750
Oil - Field Services (0.2%)
Halliburton Co., 8.75%, 2/15/21	30,000	38,100
Paper & Related Products (0.8%)
International Paper Co., 6.75%, 9/1/11	172,000	182,644
Retail (0.4%)
Lowe’s Companies, Inc., 8.25%, 6/1/10	75,000	82,655
Telecommunications (1.4%)
America Movil SA de CV, 5.75%, 1/15/15	75,000	73,864
Motorola, Inc., 7.50%, 5/15/25	200,000	231,225
		305,089
Utilities (2.4%)
American Electric Power, 5.375%, 3/15/10, Series C	215,000	215,032
FirstEnergy Corp., 6.45%, 11/15/11	100,000	104,318
General Electric Capital Corp., 5.00%, 1/8/16	110,000	107,714

General Electric Co., 5.00%, 2/1/13	105,000	103,814
		530,878
Total Corporate Bonds (Cost $8,170,124)		8,138,978

Mortgage-Backed Securities (33.6%)
Federal Home Loan Mortgage Corp. (11.4%)
6.00%, 10/1/19, Pool # G11679	611,041	619,655
5.50%, 11/1/20, Pool # J02711	88,208	88,156
4.50%, 6/1/35, Pool # G01842	158,381	148,069
5.50%, 7/1/35, Pool # A36540	144,470	142,544
6.00%, 7/1/35, Pool # A36304	100,939	101,468
5.50%, 12/1/35, Pool # A40359	86,923	85,765
5.50%, 2/1/36, Pool # G08111	271,986	268,258
5.50%, 4/1/36, Pool # A44445	196,091	193,403
5.92%, 7/1/36, Pool # 1G2448	139,995	140,427
5.87%, 8/1/36, Pool # 1B7116	189,798	190,146
5.87%, 8/1/36, Pool # 1G1094	177,780	178,191
5.56%, 10/15/36, Pool # 10036 (b)	330,000	317,315
		2,473,397
Federal National Mortgage Assoc. (17.5%)
4.50%, 10/1/18, Pool # 752030	114,797	110,763
5.50%, 11/1/20, Pool # 843972	75,491	75,457
5.50%, 12/1/20, Pool # 831138	93,307	93,265
5.50%, 5/1/21, Pool # 895628	213,062	212,965
5.00%, 10/1/25, Pool # 255894	231,604	224,834
5.50%, 1/1/34, Pool # 757571	1,066,265	1,050,523
6.00%, 9/1/34, Pool # 790912	255,065	256,632
6.50%, 9/1/34, Pool # 796569	307,991	313,647
7.00%, 6/1/35, Pool # 255820	201,251	206,731
5.00%, 9/1/35, Pool # 757857	126,647	121,715
6.00%, 10/1/35 (b)	405,000	406,772
5.50%, 2/1/36, Pool #256101	115,005	113,359
5.62%, 5/1/36, Pool # 871259	173,202	171,631
5.95%, 8/1/36, Pool # 900502	185,692	186,597
5.56%, 10/25/36 (b)	258,000	247,922
		3,792,813
Government National Mortgage Assoc. (4.7%)
5.00%, 10/1/35 (b)	1,052,000	1,021,755
Total Mortgage-Backed Securities (Cost $7,339,719)		7,287,965

Municipal Bonds (5.7%)
California (1.5%)
Fresno County, CA, Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	230,000	218,337
San Bernardino County, CA, Financing Authority, Pension Obligation Revenue, 6.87%, 8/1/08, MBIA	110,000	113,424
		331,761
Florida (1.1%)
Gainesville, FL, Post Employment Benefits Obligation, 4.68%, 10/1/13	35,000	34,083
Gainesville, FL, Post Employment Benefits Obligation, 4.71%, 10/1/14	125,000	121,508
Palm Beach County, FL, 5.735%, 6/1/12	45,000	46,371
Palm Beach County, FL, 5.78%, 6/1/13	45,000	46,598
		248,560

Illinois (0.9%)
Chicago, IL, Series B, 5.25%, 1/1/12, XLCA	105,000	105,710
Illinois State, 3.75%, 6/1/12	85,000	79,373
		185,083
New York (1.5%)
New York State, Series D, 5.20%, 4/15/11	125,000	125,497
New York State, Series D, 5.21%, 4/15/12	105,000	106,023
Sales Tax Asset Receivables Corp., Series B, 4.06%, 10/15/10, FGIC	100,000	96,509
		328,029
Texas (0.7%)
Brownsville, TX, Utility System, Series B, 4.92%, 9/1/14, AMBAC	155,000	152,838
Total Municipal Bonds (Cost $1,237,957)		1,246,271

U.S. Government Agencies (9.3%)
Federal Home Loan Bank (1.1%)
4.85%, 8/10/10, Callable 11/10/06 @ 100	110,000	108,548
Series FB11, 5.875%, 2/15/11	130,000	134,169
		242,717
Federal Home Loan Mortgage Corp. (3.1%)
Series MTN, 4.50%, 6/15/10, Callable 12/15/06 @ 100	125,000	122,612
4.875%, 11/15/13	350,000	348,189
5.50%, 7/15/16, Series 3061 Class VU	192,942	194,321
		665,122
Federal National Mortgage Assoc. (5.1%)
7.25%, 1/15/10, Series B	255,000	272,926
6.625%, 11/15/10	152,000	161,656
6.125%, 3/15/12	176,000	185,958
5.50%, 11/25/16, Series 2005-120 Class VA	303,400	303,907
5.50%, 10/25/24, Series 2006-18, Class CA	184,036	184,534
		1,108,981
Total U.S. Government Agencies (Cost $1,987,346)		2,016,820

U.S. Treasury Bonds (2.3%)
8.75%, 5/15/17	380,000	507,389
Total U.S. Treasury Bonds (Cost $500,702)		507,389

U.S. Treasury Notes (17.4%)
4.625%, 8/31/11	50,000	50,055
2.00%, 1/15/14	473,000	510,983
2.00%, 1/15/16	110,000	110,194
7.25%, 5/15/16	475,000	569,295
8.875%, 8/15/17	1,503,000	2,030,577
7.875%, 2/15/21	364,000	478,347
Total U.S. Treasury Notes (Cost $3,665,836)		3,749,451

Repurchase Agreement (4.4%)
U.S. Bank N.A., 5.05%, dated 9/29/06, maturing 10/2/06, with a maturity value of $952,989 (Collateralized fully by U.S. Government Agencies)	$952,588	952,588
Total Repurchase Agreement (Cost $952,588)		952,588

Total Investments (Cost $23,854,272) - 110.2%		$23,899,462

Percentages indicated are based on net assets of $21,694,062.

See footnote legend to the Schedules of Portfolio Investments.
See accompanying notes to the Schedules of Portfolio Investments.

(a)	Represents non-income producing security.
(b)	Represents a security purchased on a when-issued basis. At September 30, 2006, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $2,117,012.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2006. The maturity date reflected is the final maturity date.

ADR –	American Depository Receipt.
AMBAC –	Insured by AMBAC Indemnity Corp.
FGIC –	Insured by Financial Guaranty Insurance Corp.
MBIA –	Insured by the Municipal Bond Insurance Association.
NA –	North America.
REIT –	Real Estate Investment Trust.
XLCA –	Insured by XL Capital Insurance.

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments
September 30, 2006

(Unaudited)

1.         Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF (formerly known as the BB&T Large Cap Value VIF), the BB&T Mid Cap Growth VIF, the BB&T Large Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities. Prior to May 1, 2005 the Funds operated as a separate series of the Variable Insurance Funds, an investment company organized as a Massachusetts business trust and registered under the 1940 Act as a diversified, open-end management investment company.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.         Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The Fund of Funds seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of investment companies (the “Underlying Funds”). The Fund of Funds purchases shares of the underlying mutual funds at net asset value and without sales charge.

Securities Valuation—Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price.

Securities Transactions—During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period.

When-Issued Securities—The Funds, may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements—The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Option Contracts—The Funds may purchase or write option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The BB&T Special Opportunities Equity VIF had the following transactions in call options written during the quarter ended September 30, 2006:

	BB&T Special Opportunities Equity VIF
Covered Call Options	Shares Subject to Contract	Premiums

Balance at beginning of period	65	$4,501

Options written	1,291	209,912

Options closed	(310)	(78,220)

Options expired	(306)	(15,325)

Options exercised	—	—

Balance at end of period	740	$120,868

The following is a summary of options outstanding as of September 30, 2006:

Security

BB&T Special Opportunities Equity VIF	Shares Subject to Contract	Fair Value

Checkfree, Inc., $50.00, 11/18/06	190	$7,600
CONSOL Energy, Inc. $47.50, 1/20/07	200	2,000
CONSOL Energy, Inc. $50.00, 1/20/07	140	700
PACCAR, Inc., $60.00, 11/18/06	210	23,100
		$33,400

3.         Federal Income Tax Information:

At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
BB&T Large Cap VIF	$98,887,391	$21,825,528	$(956,892)	$20,868,636
BB&T Mid Cap Growth VIF	33,579,176	6,035,184	(432,291)	5,602,893
BB&T Large Cap Growth VIF	11,957,649	1,374,636	(98,432)	1,276,204
BB&T Capital Manager Equity VIF	13,881,009	2,712,193	—	2,712,193
BB&T Special Opportunities Equity VIF	34,567,294	5,933,976	(335,162)	5,598,814
BB&T Total Return Bond VIF	23,889,659	142,361	(132,558)	9,803

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Keith F. Karlawish, President
Keith F. Karlawish, President

Date	November 28, 2006

By (Signature and Title)	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date	November 28, 2006